Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (unaudited) - USD ($)	Issued capital [member]	RSU [Member]	Warrant Reserves [Member]	Other reserves [member]	Foreign Currency Translation Reserve [Member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2024	$ 72,069,324	$ 10,085	$ 1,080,208	$ 7,866,118	$ 287,262	$ (80,963,910)	$ 349,087
Beginning balance (in shares) at Dec. 31, 2024	130,833,244
IfrsStatementLineItems [Line Items]
Shares issued for cash - private placement (in shares)	88,375,000
Shares issued for cash - private placement	$ 4,968,222						4,968,222
Share issue costs	(87,405)						(87,405)
Fair value of finders’ warrants	(65,750)		65,750
Shares issued on exercise of warrants	$ 15,825		(8,515)				7,310
Shares issued on exercise of warrants (in shares)	100,000
Shares issued for debt settlement	$ 134,118						134,118
Shares issued for debt settlement (in shares)	2,149,174
Share-based compensation		47,424		108,012			155,436
Loss and comprehensive loss					39,381	(2,355,608)	(2,316,227)
Ending balance, value at Jun. 30, 2025	$ 77,034,334	57,509	1,137,443	7,974,130	326,643	(83,319,518)	3,210,541
Ending balance (in shares) at Jun. 30, 2025	221,457,418
Beginning balance, value at Dec. 31, 2024	$ 72,069,324	10,085	1,080,208	7,866,118	287,262	(80,963,910)	349,087
Beginning balance (in shares) at Dec. 31, 2024	130,833,244
Ending balance, value at Dec. 31, 2025	$ 87,127,627	328,803	585,045	8,773,897	359,038	(77,857,995)	$ 19,316,415
Ending balance (in shares) at Dec. 31, 2025	281,440,144						281,440,144
Beginning balance, value at Jun. 30, 2025	$ 77,034,334	57,509	1,137,443	7,974,130	326,643	(83,319,518)	$ 3,210,541
Beginning balance (in shares) at Jun. 30, 2025	221,457,418
IfrsStatementLineItems [Line Items]
Shares issued for cash - private placement (in shares)	32,000,000
Shares issued for cash - private placement	$ 5,800,992						5,800,992
Share issue costs	(95,057)						(95,057)
Shares issued on exercise of warrants	$ 4,300,470		(552,398)				3,748,072
Shares issued on exercise of warrants (in shares)	27,082,726
Share-based compensation		358,182		797,767			1,155,949
Loss and comprehensive loss					32,395	5,461,523	5,493,918
Shares issued on restricted share units	$ 86,888	(86,888)
Shares issued on restricted share units (in shares)	900,000
Ending balance, value at Dec. 31, 2025	$ 87,127,627	328,803	585,045	8,773,897	359,038	(77,857,995)	$ 19,316,415
Ending balance (in shares) at Dec. 31, 2025	281,440,144						281,440,144
IfrsStatementLineItems [Line Items]
Shares issued on exercise of warrants	$ 3,097,021		(231,764)				$ 2,865,257
Shares issued on exercise of warrants (in shares)	21,367,800
Shares issued on exercise of options	$ 11,240			(5,078)			6,162
Shares issued on exercise of options (in shares)	56,250
Shares issued for mineral property	$ 31,161						31,161
Shares issued for mineral property (in shares)	100,000
Share-based compensation		373,672		1,541,454			1,915,126
Loss and comprehensive loss					(108,052)	(3,123,180)	(3,231,232)
Ending balance, value at Jun. 30, 2026	$ 90,267,049	$ 702,475	$ 353,281	$ 10,310,273	$ 250,986	$ (80,981,175)	$ 20,902,889
Ending balance (in shares) at Jun. 30, 2026	302,964,194						302,964,194